Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
21.	Segment Information

The Company operated in two segments during 2012; dietary supplements and dissolvable tobacco. However, in December 2012 the Company discontinued its operations in the dissolvable tobacco business and accordingly, has restated prior year’s information related to that business as discontinued operations on the face of the respective years financial statements. As of December 31, 2012 the Company operated in one business segment only. In the third quarter, 2014, the Company discontinued sales of all dietary supplements, and has restated prior year’s information related to that business as discontinued operations on the face of the respective years financial statements. Accordingly, the Company has no segments at December 31, 2014